Vessels, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Balance beginning of period	$ 884,900
Depreciation	(31,710)	$ (31,797)	$ (30,680)
Balance end of period	853,190	884,900
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	1,167,909	1,167,909
Depreciation	0	0
Balance end of period	1,167,909	1,167,909	1,167,909
Vessel Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	(283,009)	(251,212)
Depreciation	(31,710)	(31,797)
Balance end of period	(314,719)	(283,009)	(251,212)
Vessel Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	884,900	916,697
Depreciation	(31,710)	(31,797)
Balance end of period	$ 853,190	$ 884,900	$ 916,697